Leases: - Lease cost components (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Operating lease cost	$ 19,189	$ 19,456
Short term lease costs	2,404	2,587
Variable lease costs	898	2,731
Finance lease cost:
Amortization of right of use assets	813	616
Interest on lease liabilities	$ 143	$ 115